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                                             State Street Bank and Trust Company
                                                           2 Avenue de Lafayette
                                                                Boston, MA 02111



                                         October 27, 2000

VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:  Office of Filings, Information & Consumer Service

     RE:    The Munder Funds Trust (the "Trust")
            File Nos. 033-30913, 811-05899
            CIK 855022, Post-Effective Amendment No. 30
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Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "1933 Act") please accept this letter as certification that the Prospectuses for the Class K shares of the Munder Balanced Fund, Munder Bio(Tech)/2/ Fund, Munder Digital Economy Fund, Munder Equity Income Fund, Munder Focus Growth Fund, Munder Future Technology Fund, Munder Growth Opportunities Fund, Munder International Equity Fund, Munder International NetNet Fund, Munder Micro-Cap Equity Fund, Munder Multi-Season Growth Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global Financial Services Fund, Munder Framlington Healthcare Fund, Munder Framlington International Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash Investment Fund, Munder Tax-Free Money Market Fund and Munder U.S. Treasury Money Market Fund and Class Y Shares of the Munder Index 500 Fund do not differ from those contained in Post-Effective Amendment No. 30 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically pursuant to Rule 485(b) of the 1933 Act via EDGAR on October 25, 2000 (Accession # 0000950131-00-005852).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/Francine S. Hayes
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Francine S. Hayes
Associate Counsel


cc:   S. Shenkenberg
      M. Zeven
      P. Turley
      S. Zoltowski